Share capital - Summary of Issued and Fully Paid Ordinary Shares (Details) $ in Millions				1 Months Ended	5 Months Ended	6 Months Ended
		Feb. 03, 2022 USD ($) shares	Jan. 29, 2022 USD ($) shares	Jan. 26, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares		Jun. 30, 2022 £ / shares € / shares shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 £ / shares shares	Jun. 30, 2021 € / shares
Disclosure of classes of share capital [line items]
Repurchases of shares	[1]					$ (8,544)
Share capital
Disclosure of classes of share capital [line items]
Beginning balance				$ 641		641			$ 651
Repurchases of shares (in shares) | shares		507,742			294,476,534
Repurchases of shares		$ 0		$ (3)	$ (25)	$ (27)	[1],[2]
Assimilation of ordinary A and B shares into ordinary shares (in shares) | shares			7,650,025,905
Assimilation of ordinary A and B shares into ordinary shares on January 29, 2022			$ 0
Ending balance (in shares) | shares					7,355,041,629	7,355,041,629
Ending balance					$ 614	$ 614			$ 651
Share capital | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Repurchases of shares		$ 0			(25)
Assimilation of ordinary A and B shares into ordinary shares on January 29, 2022			$ 638
Ending balance					$ 614	$ 614
Class A Shares | Share capital
Disclosure of classes of share capital [line items]
Par value per share (in eur per share) | € / shares								€ 0.07			€ 0.07
Beginning balance (in shares) | shares				4,101,239,499		4,101,239,499			4,101,239,499
Beginning balance				$ 345		$ 345			$ 345
Repurchases of shares (in shares) | shares				0
Repurchases of shares				$ 0
Assimilation of ordinary A and B shares into ordinary shares (in shares) | shares			(4,101,239,499)
Assimilation of ordinary A and B shares into ordinary shares on January 29, 2022			$ (345)
Ending balance (in shares) | shares									4,101,239,499
Ending balance									$ 345
Number of shares issued (in shares) | shares								50,000
Deferred shares (in gbp per share) | £ / shares								€ 1
Class B Shares | Share capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares) | shares				3,582,892,954		3,582,892,954			3,706,183,836
Beginning balance				$ 296		$ 296			$ 306
Repurchases of shares (in shares) | shares				34,106,548
Repurchases of shares				$ (3)
Assimilation of ordinary A and B shares into ordinary shares (in shares) | shares			(3,548,786,406)
Assimilation of ordinary A and B shares into ordinary shares on January 29, 2022			$ (293)
Ending balance (in shares) | shares									3,706,183,836
Ending balance									$ 306
Number of shares issued (in shares) | shares										50,000
Deferred shares (in gbp per share) | £ / shares										£ 1

[1]	Includes shares committed to repurchase under an irrevocable contract and repurchases subject to settlement at the end of the quarter.
[2]	See Note 4 “Share capital”.